STOCK BASED COMPENSATION (Details Narrative) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Compensation Related Costs [Abstract]
Accrued stock-based compensation	$ 1,386,500	$ 1,386,500	$ 1,200,000	$ 1,200,000